Related Party Transactions - Due To Related Parties (Details) - Related Party - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Due to related parties	$ 38,593	$ 41,948
Ocean Yield Malta Limited
Related Party Transaction [Line Items]
Due to related parties	38,593	41,912
Naviera Ultranav Dos Limitada
Related Party Transaction [Line Items]
Due to related parties	$ 0	$ 36